CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 9,809,059	$ 9,829,688	$ 8,064,777
Depreciation, amortization and accretion:
Premises and equipment	1,975,944	1,988,670	2,009,616
Net deferred loan costs	1,739,472	2,081,675	2,083,309
Debt and mortgage-backed securities premiums and discounts, net	446,776	342,962	295,132
Equity trust expense	159,203	234,588	355,179
Stock option and award expense	1,222,419	1,179,683	590,457
Provision for loan losses	12,090,000	14,450,000	14,800,000
Provision for losses on real estate acquired in settlement of loans	1,770,126	3,175,919	2,118,500
Gains on sales of real estate acquired in settlement of loans	(487,251)	(426,868)	(169,496)
Originations of mortgage loans held for sale	(1,305,191,000)	(1,402,335,941)	(1,432,925,551)
Proceeds from sales of mortgage loans held for sale	1,408,575,064	1,330,605,283	1,591,452,812
Gain on sale of loans held for sale	(12,794,064)	(8,125,283)	(5,667,812)
Increase in cash value of bank-owned life insurance	(903,177)	(1,001,608)	(1,071,637)
Decrease in deferred tax asset	1,068,257	1,134,145	384,663
Common stock issued under employee compensation plan	99,997	100,000	99,998
Excess tax benefit from stock-based compensation		(3,081)	(113,301)
Tax (benefit) expense for release of equity trust shares	(42,462)	59,749	49,227
(Decrease) increase in accrued expenses	(11,715)	(19,719)	594,455
(Decrease) increase in current income taxes payable	(463,155)	1,393,980	(2,130,097)
Changes in other assets and liabilities	5,089,942	(11,397)	3,069,778
Net adjustments	114,344,376	(55,177,243)	175,825,232
Net cash provided by (used in) operating activities	124,153,435	(45,347,555)	183,890,009
Proceeds from:
Maturities of debt securities available for sale	72,785,000	43,200,000	56,000,000
Principal payments on mortgage-backed securities	1,413,554	3,961,106	8,927,535
Redemption of Federal Home Loan Bank stock	18,840,800	5,312,900	11,035,100
Sales of real estate acquired in settlement of loans receivable	13,708,908	5,518,983	8,105,471
Sales of equipment	25,363	13,562	72,671
Purchases of:
Debt securities available for sale	(90,353,709)	(50,605,230)	(62,582,763)
Federal Home Loan Bank stock	(18,059,600)	(7,771,100)	(4,361,900)
Premises and equipment	(1,444,443)	(1,960,043)	(1,776,355)
Net (increase) decrease in loans receivable	(14,693,092)	25,511,104	(5,754,863)
Cash received from equity in joint venture	60,000
Net cash (used in) provided by investing activities	(17,717,219)	23,181,282	9,664,896
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in deposits	(70,886,719)	(21,470,597)	9,221,737
Net increase (decrease) in overnight retail repurchase agreements	14,501,454	1,625,457	(1,899,944)
(Repayment of) proceeds from Federal Home Loan Bank advances, net	(11,000,000)	60,000,000	(152,000,000)
Net (decrease) increase in advance payments by borrowers for taxes and insurance	(1,724,526)	643,467	(2,152,514)
Proceeds from stock options exercised	210,361	503,422	193,955
Issuance of treasury shares to equity trust	566,527	339,517	446,684
Excess tax benefit from stock-based compensation		3,081	113,301
Tax expense (benefit) for release of equity trust shares	42,462	(59,749)	(49,227)
Repurchase of preferred shares, net	(7,951,199)	(6,608,067)
Repurchase of common stock warrant		(1,110,000)
Dividends paid on common stock	(4,326,992)	(4,301,725)	(4,177,009)
Dividends paid on preferred stock	(1,234,529)	(1,626,900)	(1,626,900)
Commission on shares purchased for dividend reinvestment plan	(24,027)	(22,013)	(27,399)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(635,372)	(485,704)	(129,387)
Net cash (used in) provided by financing activities	(82,462,560)	27,430,189	(152,086,703)
Net increase in cash and cash equivalents	23,973,656	5,263,916	41,468,202
Cash and cash equivalents at beginning of year	62,334,922	57,071,006	15,602,804
Cash and cash equivalents at end of year	86,308,578	62,334,922	57,071,006
Cash paid during the year for:
Interest on deposits	5,190,095	7,356,332	11,477,166
Interest on borrowed money	971,118	918,582	1,070,964
Interest on subordinated debentures	509,857	541,114	527,685
Cash paid during the year for interest	6,671,070	8,816,028	13,075,815
Income taxes, net	4,120,217	1,804,742	4,808,167
NON-CASH INVESTING ACTIVITIES:
Real estate acquired in settlement of loans receivable	8,869,377	5,625,640	15,802,078
Loans to facilitate the sale of real estate acquired in settlement of loans receivable	$ 1,435,050	$ 2,123,252	$ 1,930,101